LVIP JPMorgan High Yield Fund
Schedule of Investments
March 31, 2020 (unaudited)
	Principal Amount°	Value (U.S. $)
CONVERTIBLE BONDS–0.07%
Liberty Interactive
3.75% exercise price $3.75, maturity date 2/15/30	137,561	$ 89,414
4.00% exercise price $4.00, maturity date 11/15/29	191,038	133,727
Whiting Petroleum 1.25% exercise price $1.25, maturity date 4/1/20	461,000	221,280
Total Convertible Bonds (Cost $685,992)		444,421
CORPORATE BONDS–88.67%
Advertising–0.31%
Lamar Media 5.75% 2/1/26	680,000	695,776
National CineMedia 5.88% 4/15/28	490,000	338,100
Outfront Media Capital
5.00% 8/15/27	540,000	496,800
5.63% 2/15/24	500,000	495,000
		2,025,676
Aerospace & Defense–1.08%
Arconic
5.13% 10/1/24	1,765,000	1,742,937
5.87% 2/23/22	1,276,000	1,256,477
5.90% 2/1/27	376,000	351,071
Bombardier
7.50% 12/1/24	1,457,000	965,263
7.50% 3/15/25	465,000	322,013
TransDigm 6.25% 3/15/26	2,499,000	2,486,505
		7,124,266
Airlines–0.10%
United Continental Holdings 4.88% 1/15/25	772,000	663,920
		663,920
Apparel–0.13%
Hanesbrands 4.88% 5/15/26	400,000	393,000
William Carter 5.63% 3/15/27	505,000	484,075
		877,075
Auto Manufacturers–0.78%
Allison Transmission
5.00% 10/1/24	240,000	232,800
5.88% 6/1/29	95,000	93,100
Ford Motor Credit
4.27% 1/9/27	1,230,000	1,048,575
4.54% 8/1/26	3,515,000	3,075,625
=General Motors 7.70% 4/15/16	400,000	0
=General Motors Escrow 7.40% 9/1/49	325,000	0
JB Poindexter 7.13% 4/15/26	765,000	707,942
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Auto Manufacturers (continued)
=Motors Liquidation 8.80% 3/1/49	425,000	$ 0
		5,158,042
Auto Parts & Equipment–1.91%
Adient 7.00% 5/15/26	1,645,000	1,521,625
Adient Global Holdings 4.88% 8/15/26	920,000	630,062
Allison Transmission 4.75% 10/1/27	1,579,000	1,452,680
American Axle & Manufacturing
6.25% 4/1/25	2,948,000	2,432,100
6.25% 3/15/26	814,000	626,780
6.50% 4/1/27	990,000	763,537
Cooper-Standard Automotive 5.63% 11/15/26	660,000	481,800
Dana
5.38% 11/15/27	980,000	793,800
5.50% 12/15/24	400,000	349,004
Delphi Technologies 5.00% 10/1/25	1,390,000	1,108,525
Goodyear Tire & Rubber
5.00% 5/31/26	283,000	261,068
5.13% 11/15/23	885,000	836,599
Panther BF Aggregator 2 6.25% 5/15/26	450,000	425,250
Tenneco
5.00% 7/15/26	975,000	611,813
5.38% 12/15/24	685,000	383,600
		12,678,243
Banks–1.75%
μBank of America
6.10% 3/17/25	1,396,000	1,409,960
6.25% 9/5/24	845,000	857,675
μBarclays
7.75% 9/15/23	527,000	462,179
8.00% 6/15/24	996,000	924,896
Barclays Bank 7.63% 11/21/22	1,290,000	1,319,670
μCitigroup
5.95% 5/15/25	370,000	358,438
6.25% 8/15/26	1,070,000	1,102,100
μCredit Agricole 8.13% 12/23/25	894,000	920,820
Royal Bank of Scotland Group
5.13% 5/28/24	1,110,000	1,120,937
6.13% 12/15/22	1,070,000	1,103,698
μ7.50% 8/10/20	398,000	364,918
μ8.63% 12/29/49	335,000	326,625
μSociete Generale 7.38% 9/13/21	1,465,000	1,347,287
		11,619,203
LVIP JPMorgan High Yield Fund–1

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Biotechnology–0.11%
Advanz Pharma 6.57% 9/6/24	863,000	$ 759,440
		759,440
Building Materials–1.29%
Cemex SAB 5.70% 1/11/25	1,652,000	1,395,956
Griffon 5.75% 3/1/28	1,410,000	1,325,400
JELD-WEN 4.88% 12/15/27	1,560,000	1,376,700
PGT Escrow Issuer 6.75% 8/1/26	780,000	735,474
Standard Industries
4.75% 1/15/28	840,000	773,598
5.00% 2/15/27	445,000	404,950
6.00% 10/15/25	1,490,000	1,464,372
Summit Materials
5.13% 6/1/25	400,000	372,000
6.13% 7/15/23	725,000	717,750
		8,566,200
Chemicals–1.81%
Chemours
5.38% 5/15/27	100,000	76,485
6.63% 5/15/23	265,000	225,250
7.00% 5/15/25	1,816,000	1,511,820
CVR Partners 9.25% 6/15/23	5,381,000	4,313,948
Hexion 7.88% 7/15/27	995,000	845,750
INEOS Group Holdings 5.63% 8/1/24	200,000	182,000
NOVA Chemicals
4.88% 6/1/24	1,416,000	1,242,540
5.00% 5/1/25	303,000	254,520
5.25% 6/1/27	151,000	127,217
OCI 5.25% 11/1/24	525,000	451,500
Starfruit Finco 8.00% 10/1/26	520,000	493,558
Trinseo Materials Operating SCA 5.38% 9/1/25	2,072,000	1,745,660
Valvoline 4.25% 2/15/30	570,000	530,100
		12,000,348
Coal–0.07%
Peabody Energy
6.00% 3/31/22	519,000	352,920
6.38% 3/31/25	225,000	117,000
		469,920
Commercial Services–4.40%
ACE Cash Express 12.00% 12/15/22	1,298,000	908,600
ADT Security 4.88% 7/15/32	1,365,000	1,159,840
Ahern Rentals 7.38% 5/15/23	1,770,000	1,008,900
Allied Universal Holdco
6.63% 7/15/26	374,000	366,055
9.75% 7/15/27	373,000	351,515
Avis Budget Car Rental
5.25% 3/15/25	1,704,000	1,337,810
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Commercial Services (continued)
Avis Budget Car Rental (continued)
5.75% 7/15/27	897,000	$ 713,205
6.38% 4/1/24	730,000	584,000
Brink's 4.63% 10/15/27	2,313,000	2,133,742
Harsco 5.75% 7/31/27	354,000	327,570
Herc Holdings 5.50% 7/15/27	1,562,000	1,452,660
Hertz
5.50% 10/15/24	656,000	368,862
6.00% 1/15/28	2,613,000	1,371,825
7.13% 8/1/26	805,000	421,458
7.63% 6/1/22	254,000	205,740
MPH Acquisition Holdings 7.13% 6/1/24	2,780,000	2,418,767
Nielsen Co. Luxembourg 5.00% 2/1/25	414,000	383,985
Nielsen Finance 5.00% 4/15/22	636,000	586,278
Prime Security Services Borrower
5.25% 4/15/24	947,000	935,437
5.75% 4/15/26	400,000	392,000
Refinitiv US Holdings
6.25% 5/15/26	761,000	785,733
8.25% 11/15/26	758,000	799,690
Service Corp International
4.63% 12/15/27	75,000	75,000
5.13% 6/1/29	335,000	341,700
5.38% 5/15/24	815,000	829,262
8.00% 11/15/21	370,000	377,400
Team Health Holdings 6.38% 2/1/25	3,060,000	1,071,000
United Rentals North America
4.63% 10/15/25	1,030,000	973,340
4.88% 1/15/28	160,000	155,200
5.25% 1/15/30	2,310,000	2,309,307
5.50% 7/15/25	1,040,000	1,019,200
5.50% 5/15/27	490,000	477,677
5.88% 9/15/26	443,000	448,670
6.50% 12/15/26	2,005,000	2,035,075
		29,126,503
Computers–1.38%
Booz Allen Hamilton 5.13% 5/1/25	741,000	726,180
Dell International
5.88% 6/15/21	374,000	372,598
7.13% 6/15/24	2,225,000	2,297,312
EMC 3.38% 6/1/23	954,000	939,690
Exela Intermediate 10.00% 7/15/23	2,800,000	735,000
MTS Systems 5.75% 8/15/27	773,000	716,958
NCR
5.75% 9/1/27	2,054,000	1,869,140
6.13% 9/1/29	785,000	733,111

LVIP JPMorgan High Yield Fund–2

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Computers (continued)
Presidio Holdings 4.88% 2/1/27	505,000	$ 454,500
Science Applications International 4.88% 4/1/28	285,000	273,600
		9,118,089
Cosmetics & Personal Care–0.03%
Revlon Consumer Products 6.25% 8/1/24	790,000	181,700
		181,700
Distribution/Wholesale–0.54%
H&E Equipment Services 5.63% 9/1/25	735,000	681,713
Performance Food Group 5.50% 10/15/27	624,000	578,760
Wolverine Escrow
9.00% 11/15/26	2,105,000	1,710,312
13.13% 11/15/27	770,000	616,000
		3,586,785
Diversified Financial Services–3.22%
Ally Financial
4.63% 3/30/25	1,051,000	1,004,472
5.75% 11/20/25	1,705,000	1,667,831
8.00% 11/1/31	1,170,000	1,344,915
CNG Holdings 12.50% 6/15/24	2,088,000	1,691,280
Credit Acceptance 6.63% 3/15/26	775,000	732,375
Curo Group Holdings 8.25% 9/1/25	2,307,000	1,626,435
@Global Aircraft Leasing 6.50% 9/15/24	1,005,000	647,220
•ILFC E-Capital Trust I 3.33% 12/21/65	640,000	292,800
•ILFC E-Capital Trust II 3.57% 12/21/65	2,651,000	1,060,400
LPL Holdings 5.75% 9/15/25	1,518,000	1,457,280
Nationstar Mortgage Holdings
8.13% 7/15/23	809,000	791,040
9.13% 7/15/26	1,465,000	1,325,825
Park Aerospace Holdings 5.50% 2/15/24	1,000,000	860,613
Quicken Loans
5.25% 1/15/28	1,843,000	1,802,086
5.75% 5/1/25	1,455,000	1,447,725
Springleaf Finance
6.13% 5/15/22	740,000	750,878
6.13% 3/15/24	785,000	775,274
6.63% 1/15/28	410,000	383,924
7.13% 3/15/26	1,232,000	1,205,820
7.75% 10/1/21	475,000	475,000
		21,343,193
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric–1.73%
Calpine
5.25% 6/1/26	1,210,000	$ 1,149,500
5.50% 2/1/24	675,000	641,250
5.75% 1/15/25	1,025,000	948,125
Clearway Energy Operating
5.00% 9/15/26	682,000	659,835
5.75% 10/15/25	485,000	480,150
NextEra Energy Operating Partners
4.25% 7/15/24	850,000	828,750
4.25% 9/15/24	983,000	958,425
NRG Energy
5.25% 6/15/29	425,000	437,750
5.75% 1/15/28	596,000	607,920
6.63% 1/15/27	1,847,000	1,920,880
Terraform Global Operating 6.13% 3/1/26	701,000	683,475
Texas Competitive Electric Holdings 11.50% 10/1/20	3,115,000	4,672
=Texas Competitive Electric Holdings Escrow 1.00% 10/1/20	6,255,000	3,128
=Texas Competitive Electric Holdings Escrow (Nonext) 1.00% 10/1/20	1,920,000	192
Vistra Energy 5.88% 6/1/23	2,126,000	2,120,685
		11,444,737
Electrical Components & Equipment–0.17%
Energizer Holdings 6.38% 7/15/26	526,000	531,260
WESCO Distribution 5.38% 6/15/24	733,000	623,050
		1,154,310
Electronics–0.20%
Sensata Technologies
4.88% 10/15/23	435,000	413,250
5.00% 10/1/25	391,000	370,473
5.63% 11/1/24	531,000	517,725
		1,301,448
Energy-Alternate Sources–0.27%
TerraForm Power Operating
4.25% 1/31/23	843,000	836,677
5.00% 1/31/28	941,000	985,980
		1,822,657
Engineering & Construction–0.22%
MasTec 4.88% 3/15/23	1,573,000	1,435,378
		1,435,378
Entertainment–2.29%
AMC Entertainment Holdings 5.75% 6/15/25	1,630,000	684,600

LVIP JPMorgan High Yield Fund–3

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Entertainment (continued)
Boyne USA 7.25% 5/1/25	1,482,000	$ 1,415,310
CCM Merger 6.00% 3/15/22	684,000	560,880
Cedar Fair 5.25% 7/15/29	205,000	173,225
Cedar Fair 5.38% 4/15/27	67,000	57,620
Cinemark USA 4.88% 6/1/23	853,000	637,617
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50% 2/15/23	1,853,000	1,482,400
Eldorado Resorts 7.00% 8/1/23	225,000	201,940
Enterprise Development Authority 12.00% 7/15/24	1,008,000	876,960
Gateway Casinos & Entertainment 8.25% 3/1/24	1,920,000	1,670,400
International Game Technology 6.50% 2/15/25	1,439,000	1,273,357
International Game Technology PLC 6.25% 1/15/27	200,000	174,000
Live Nation Entertainment
4.75% 10/15/27	1,730,000	1,548,350
5.63% 3/15/26	962,000	856,180
Scientific Games International 5.00% 10/15/25	622,000	541,140
Six Flags Entertainment
4.88% 7/31/24	230,000	194,925
5.50% 4/15/27	866,000	729,605
Stars Group Holdings 7.00% 7/15/26	743,000	698,569
WMG Acquisition 5.00% 8/1/23	255,000	253,087
Wynn Resorts Finance 5.13% 10/1/29	1,229,000	1,118,390
		15,148,555
Food–3.68%
Albertsons/Safeway/New Albertsons
3.50% 2/15/23	430,000	423,335
4.63% 1/15/27	865,000	860,675
4.88% 2/15/30	610,000	603,900
5.75% 3/15/25	1,880,000	1,877,669
6.63% 6/15/24	226,000	229,390
7.50% 3/15/26	1,361,000	1,466,886
B&G Foods 5.25% 4/1/25	2,724,000	2,657,698
Dole Food 7.25% 6/15/25	1,122,000	886,380
JBS USA Finance
5.75% 6/15/25	2,751,000	2,778,510
5.88% 7/15/24	2,236,000	2,263,950
Lamb Weston Holdings 4.88% 11/1/26	1,000,000	1,017,380
New Albertsons
6.63% 6/1/28	569,000	523,480
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Food (continued)
New Albertsons (continued)
7.45% 8/1/29	1,504,000	$ 1,458,880
7.75% 6/15/26	672,000	631,680
8.00% 5/1/31	834,000	817,320
Pilgrim's Pride
5.75% 3/15/25	2,237,000	2,248,185
5.88% 9/30/27	971,000	967,504
Post Holdings
4.63% 4/15/30	483,000	462,472
5.00% 8/15/26	1,586,000	1,632,232
5.75% 3/1/27	100,000	102,471
Sysco
5.65% 4/1/25	250,000	260,309
5.95% 4/1/30	175,000	184,273
		24,354,579
Food Service–0.26%
Aramark Services 5.00% 2/1/28	1,850,000	1,721,647
		1,721,647
Forest Products & Paper–0.09%
Clearwater Paper 4.50% 2/1/23	630,000	573,300
		573,300
Gas–0.24%
AmeriGas Partners
5.50% 5/20/25	680,000	625,600
5.63% 5/20/24	291,000	270,994
5.75% 5/20/27	520,000	483,665
5.88% 8/20/26	220,000	210,716
		1,590,975
Health Care Products–0.37%
Avantor 6.00% 10/1/24	700,000	733,390
Hill-Rom Holdings 5.00% 2/15/25	758,000	765,580
Hologic 4.38% 10/15/25	802,000	794,213
Teleflex 4.88% 6/1/26	148,000	144,300
		2,437,483
Health Care Services–8.38%
Acadia Healthcare
5.13% 7/1/22	410,000	390,782
5.63% 2/15/23	705,000	664,385
6.50% 3/1/24	1,098,000	1,067,816
Catalent Pharma Solutions
4.88% 1/15/26	1,073,000	1,040,810
5.00% 7/15/27	142,000	137,740
Centene
3.38% 2/15/30	1,000,000	930,000
4.25% 12/15/27	2,226,000	2,230,229
4.63% 12/15/29	2,657,000	2,670,285

LVIP JPMorgan High Yield Fund–4

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Services (continued)
Centene (continued)
4.75% 5/15/22	486,000	$ 488,430
4.75% 1/15/25	1,191,000	1,205,888
5.25% 4/1/25	1,545,000	1,568,175
5.38% 6/1/26	416,000	428,526
CHS / Community Health Systems
6.25% 3/31/23	1,393,000	1,322,479
8.00% 3/15/26	398,000	378,100
8.63% 1/15/24	1,456,000	1,437,349
DaVita
5.00% 5/1/25	1,786,000	1,783,660
5.13% 7/15/24	2,171,000	2,164,487
Encompass Health
4.50% 2/1/28	100,000	98,075
5.75% 11/1/24	449,000	451,110
Envision Healthcare 8.75% 10/15/26	716,000	173,630
HCA
3.50% 9/1/30	1,665,000	1,511,623
5.38% 2/1/25	3,701,000	3,765,730
5.38% 9/1/26	3,665,000	3,774,950
5.63% 9/1/28	160,000	167,472
5.88% 5/1/23	2,509,000	2,619,070
5.88% 2/15/26	6,669,000	6,945,097
IQVIA
5.00% 10/15/26	923,000	941,460
5.00% 5/15/27	1,259,000	1,287,328
@Polaris Intermediate PIK 8.50% 12/1/22	1,089,000	843,975
Radiology Partners 9.25% 2/1/28	825,000	714,243
Tenet Healthcare
4.63% 7/15/24	2,870,000	2,733,675
4.63% 9/1/24	326,000	312,243
4.88% 1/1/26	3,632,000	3,459,480
5.13% 5/1/25	1,251,000	1,182,195
5.13% 11/1/27	1,325,000	1,265,375
6.25% 2/1/27	3,490,000	3,402,750
		55,558,622
Home Furnishings–0.42%
Tempur Sealy International
5.50% 6/15/26	822,000	719,373
5.63% 10/15/23	2,260,000	2,096,150
		2,815,523
Household Products Wares–0.95%
ACCO Brands 5.25% 12/15/24	1,766,000	1,695,360
Central Garden & Pet 5.13% 2/1/28	1,200,000	1,110,000
Prestige Brands 5.13% 1/15/28	375,000	371,362
Spectrum Brands
5.00% 10/1/29	194,000	164,900
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Household Products Wares (continued)
Spectrum Brands (continued)
5.75% 7/15/25	1,718,000	$ 1,606,330
6.13% 12/15/24	1,384,000	1,321,720
		6,269,672
Housewares–0.18%
Newell Brands
4.20% 4/1/26	675,000	660,178
5.63% 4/1/36	250,000	248,051
Scotts Miracle-Gro 4.50% 10/15/29	274,000	260,985
		1,169,214
Internet–1.00%
Netflix
4.88% 4/15/28	1,740,000	1,774,800
4.88% 6/15/30	1,360,000	1,380,604
5.38% 11/15/29	1,105,000	1,154,725
5.88% 11/15/28	648,000	693,360
Photo Holdings Merger Sub 8.50% 10/1/26	1,975,000	1,599,750
		6,603,239
Investment Company Security–0.47%
Altice France Holding
6.00% 2/15/28	760,000	668,557
10.50% 5/15/27	1,414,000	1,491,770
Icahn Enterprises
6.25% 2/1/22	682,000	683,705
6.75% 2/1/24	312,000	301,080
		3,145,112
Iron & Steel–0.29%
Allegheny Technologies 5.88% 12/1/27	565,000	470,363
Commercial Metals
4.88% 5/15/23	537,000	506,122
5.38% 7/15/27	380,000	349,600
United States Steel 6.25% 3/15/26	891,000	579,150
		1,905,235
Leisure Time–0.22%
Constellation Merger Sub 8.50% 9/15/25	1,147,000	688,200
Sabre GLBL
5.25% 11/15/23	100,000	91,000
5.38% 4/15/23	760,000	695,400
		1,474,600
Lodging–2.19%
Boyd Gaming
6.00% 8/15/26	796,000	684,560
6.38% 4/1/26	805,000	696,325

LVIP JPMorgan High Yield Fund–5

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Lodging (continued)
Hilton Domestic Operating
4.88% 1/15/30	722,000	$ 613,700
5.13% 5/1/26	375,000	359,063
Hilton Grand Vacations Borrower 6.13% 12/1/24	845,000	760,500
Hilton Worldwide Finance
4.63% 4/1/25	450,000	418,500
4.88% 4/1/27	858,000	815,100
Marriott Ownership Resorts
4.75% 1/15/28	183,000	137,250
6.50% 9/15/26	1,627,000	1,415,490
MGM Resorts International
4.63% 9/1/26	1,102,000	937,031
5.50% 4/15/27	1,416,000	1,288,560
5.75% 6/15/25	430,000	384,850
6.00% 3/15/23	1,255,000	1,211,075
Station Casinos
4.50% 2/15/28	1,460,000	1,182,600
5.00% 10/1/25	1,187,000	988,545
Wyndham Worldwide
5.40% 4/1/24	717,000	605,865
5.75% 4/1/27	580,000	484,300
6.35% 10/1/25	575,000	483,000
Wynn Las Vegas 5.50% 3/1/25	1,093,000	1,016,490
		14,482,804
Machinery Construction & Mining–0.30%
BWX Technologies 5.38% 7/15/26	850,000	816,000
Terex 5.63% 2/1/25	1,280,000	1,203,328
		2,019,328
Media–13.35%
Altice Financing 7.50% 5/15/26	1,950,000	1,896,375
AMC Networks
4.75% 12/15/22	10,000	9,697
5.00% 4/1/24	530,000	508,800
Cablevision Systems 5.88% 9/15/22	735,000	742,350
CBS Radio 7.25% 11/1/24	1,105,000	922,675
CCO Holdings
4.75% 3/1/30	5,436,000	5,422,410
5.00% 2/1/28	1,019,000	1,023,086
5.13% 5/1/27	3,765,000	3,789,360
5.38% 5/1/25	670,000	686,884
5.38% 6/1/29	728,000	748,093
5.50% 5/1/26	1,470,000	1,488,522
5.75% 2/15/26	4,939,000	4,990,366
5.88% 4/1/24	5,675,000	5,802,687
Clear Channel Worldwide Holdings
5.13% 8/15/27	1,887,000	1,766,987
9.25% 2/15/24	5,010,000	4,308,600
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
CSC Holdings
5.25% 6/1/24	1,070,000	$ 1,072,664
5.38% 7/15/23	2,135,000	2,156,350
5.38% 2/1/28	800,000	816,000
5.50% 5/15/26	2,059,000	2,129,727
6.50% 2/1/29	1,965,000	2,119,233
6.63% 10/15/25	1,795,000	1,887,101
6.75% 11/15/21	433,000	445,990
7.50% 4/1/28	615,000	655,233
7.75% 7/15/25	215,000	223,600
Cumulus Media New Holdings 6.75% 7/1/26	689,000	616,655
Diamond Sports Group
5.38% 8/15/26	1,315,000	1,068,464
6.63% 8/15/27	418,000	279,538
DISH DBS
5.00% 3/15/23	1,238,000	1,188,542
5.88% 11/15/24	4,908,000	4,779,558
6.75% 6/1/21	3,017,000	3,059,238
7.75% 7/1/26	5,468,000	5,618,370
Entercom Media 6.50% 5/1/27	761,000	660,167
GCI 6.88% 4/15/25	1,440,000	1,425,600
Gray Television
5.13% 10/15/24	675,000	652,219
5.88% 7/15/26	718,000	691,290
7.00% 5/15/27	740,000	736,300
iHeartCommunications
5.25% 8/15/27	578,000	503,669
6.38% 5/1/26	797,062	754,225
8.38% 5/1/27	2,920,299	2,486,343
Liberty Interactive 8.25% 2/1/30	352,000	258,966
Meredith 6.88% 2/1/26	1,490,000	1,281,400
Midcontinent Communications 5.38% 8/15/27	531,000	514,122
Nexstar Broadcasting 5.63% 8/1/24	840,000	790,642
Nexstar Escrow 5.63% 7/15/27	1,811,000	1,770,252
Quebecor Media 5.75% 1/15/23	360,000	365,360
Sinclair Television Group
5.63% 8/1/24	910,000	838,337
5.88% 3/15/26	84,000	74,340
Sirius XM Radio
4.63% 5/15/23	1,100,000	1,088,989
4.63% 7/15/24	250,000	253,733
5.00% 8/1/27	1,636,000	1,660,376
5.38% 4/15/25	1,640,000	1,656,384
5.38% 7/15/26	670,000	678,174
TEGNA 5.50% 9/15/24	340,000	323,000
UPC Holding 5.50% 1/15/28	160,000	150,400

LVIP JPMorgan High Yield Fund–6

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
μViacomCBS
5.88% 2/28/57	2,033,000	$ 1,730,591
6.25% 2/28/57	1,145,000	984,700
Videotron
5.13% 4/15/27	1,483,000	1,483,000
5.38% 6/15/24	798,000	801,751
Virgin Media Secured Finance
5.50% 8/15/26	1,130,000	1,146,950
5.50% 5/15/29	456,000	456,000
		88,440,435
Metal Fabricate & Hardware–0.12%
Advanced Drainage Systems 5.00% 9/30/27	290,000	258,100
Hillman Group 6.38% 7/15/22	685,000	531,731
		789,831
Mining–1.27%
Alcoa Nederland Holding 6.75% 9/30/24	797,000	772,851
Arconic Rolled Products 6.13% 2/15/28	565,000	577,712
Constellium
5.75% 5/15/24	250,000	223,150
6.63% 3/1/25	909,000	818,100
Freeport-McMoRan
3.55% 3/1/22	11,000	10,553
3.88% 3/15/23	2,495,000	2,376,487
4.13% 3/1/28	1,140,000	997,945
4.55% 11/14/24	465,000	439,123
5.40% 11/14/34	150,000	138,750
Hudbay Minerals 7.25% 1/15/23	575,000	500,250
Novelis
4.75% 1/30/30	890,000	792,100
5.88% 9/30/26	750,000	736,024
		8,383,045
Office Business Equipment–0.28%
CDW
4.25% 4/1/28	1,000,000	1,005,000
5.00% 9/1/25	150,000	154,545
5.50% 12/1/24	685,000	713,969
		1,873,514
Oil & Gas–2.24%
Antero Resources
5.13% 12/1/22	676,000	351,520
5.38% 11/1/21	311,000	226,252
5.63% 6/1/23	204,000	81,600
Baytex Energy 8.75% 4/1/27	1,290,000	492,135
Callon Petroleum
6.13% 10/1/24	385,000	68,338
6.25% 4/15/23	1,430,000	339,625
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
Callon Petroleum (continued)
6.38% 7/1/26	228,000	$ 36,480
Chesapeake Energy 11.50% 1/1/25	1,235,000	197,600
Comstock Resources 7.50% 5/15/25	1,356,000	949,200
Denbury Resources 9.00% 5/15/21	421,000	123,142
‡EP Energy
7.75% 5/15/26	2,830,000	339,600
8.00% 11/29/24	812,000	16,240
8.00% 2/15/25	319,000	479
9.38% 5/1/24	1,117,000	1,676
Gulfport Energy
6.00% 10/15/24	1,110,000	271,950
6.38% 5/15/25	196,000	47,530
6.38% 1/15/26	1,155,000	225,704
Hilcorp Energy I
5.00% 12/1/24	775,000	356,500
5.75% 10/1/25	150,000	69,000
6.25% 11/1/28	767,000	337,480
Ithaca Energy North Sea PLC 9.38% 7/15/24	879,000	413,130
Matador Resources 5.88% 9/15/26	568,000	158,841
MEG Energy
6.50% 1/15/25	408,000	258,060
7.00% 3/31/24	293,000	135,146
7.13% 2/1/27	1,207,000	600,482
Nabors Industries 7.25% 1/15/26	515,000	175,100
Noble Holding International
5.25% 3/15/42	448,000	22,400
6.20% 8/1/40	528,000	29,040
8.95% 4/1/45	167,000	8,350
Oasis Petroleum
6.25% 5/1/26	2,252,000	360,320
6.88% 3/15/22	417,000	82,358
Parsley Energy 5.63% 10/15/27	374,000	263,670
PBF Holding 6.00% 2/15/28	685,000	460,662
Precision Drilling
5.25% 11/15/24	115,000	40,250
7.13% 1/15/26	789,000	260,370
QEP Resources
5.25% 5/1/23	494,000	182,780
5.38% 10/1/22	428,000	201,160
5.63% 3/1/26	618,000	225,570
Range Resources 9.25% 2/1/26	1,470,000	882,000
Shelf Drilling Holdings 8.25% 2/15/25	2,192,000	1,047,776
SM Energy
6.63% 1/15/27	616,000	179,296

LVIP JPMorgan High Yield Fund–7

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Oil & Gas (continued)
SM Energy (continued)
6.75% 9/15/26	379,000	$ 113,700
Transocean
7.25% 11/1/25	616,000	309,725
7.50% 1/15/26	332,000	156,040
8.00% 2/1/27	1,380,000	655,500
Transocean Pontus 6.13% 8/1/25	1,659,980	1,344,584
Transocean Poseidon 6.88% 2/1/27	1,273,000	1,031,130
@Ultra Resources 11.00% 7/12/24	3,361,580	184,887
W&T Offshore 9.75% 11/1/23	1,756,000	412,765
Whiting Petroleum
5.75% 3/15/21	585,000	39,312
6.25% 4/1/23	260,000	19,500
6.63% 1/15/26	757,000	51,098
		14,837,053
Oil & Gas Services–0.11%
Archrock Partners 6.88% 4/1/27	192,000	136,339
Oceaneering International 6.00% 2/1/28	550,000	210,603
@Telford Offshore 12.00% 12/31/99	572,307	131,631
Transocean Proteus 6.25% 12/1/24	323,400	258,720
		737,293
Packaging & Containers–1.88%
Ardagh Packaging Finance
5.25% 8/15/27	1,468,000	1,504,700
6.00% 2/15/25	1,835,000	1,840,138
Berry Global Escrow 4.88% 7/15/26	750,000	757,500
BWAY Holding 5.50% 4/15/24	2,829,000	2,602,680
Greif 6.50% 3/1/27	697,000	668,493
Intertape Polymer Group 7.00% 10/15/26	628,000	599,740
LABL Escrow Issuer 6.75% 7/15/26	1,080,000	993,600
Mauser Packaging Solutions Holding 7.25% 4/15/25	1,660,000	1,257,549
Owens-Brockway Glass Container
5.00% 1/15/22	485,000	489,923
6.38% 8/15/25	460,000	437,000
Sealed Air 4.88% 12/1/22	360,000	360,450
Trivium Packaging Finance BV
5.50% 8/15/26	488,000	485,560
8.50% 8/15/27	445,000	447,225
		12,444,558
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pharmaceuticals–3.18%
Bausch Health
5.00% 1/30/28	716,000	$ 677,837
5.25% 1/30/30	720,000	673,200
5.50% 11/1/25	2,732,000	2,760,139
5.75% 8/15/27	453,000	466,409
5.88% 5/15/23	182,000	180,180
6.13% 4/15/25	2,435,000	2,398,475
6.50% 3/15/22	521,000	526,210
7.00% 3/15/24	1,180,000	1,209,500
7.00% 1/15/28	715,000	741,455
7.25% 5/30/29	787,000	816,749
8.50% 1/31/27	3,058,000	3,195,610
9.00% 12/15/25	2,405,000	2,535,351
9.25% 4/1/26	2,052,000	2,142,083
Endo Finance
5.88% 10/15/24	580,000	542,300
6.00% 7/15/23	1,309,000	948,213
6.00% 2/1/25	960,000	652,800
Mallinckrodt International Finance 5.50% 4/15/25	640,000	134,400
Par Pharmaceutical 7.50% 4/1/27	459,000	456,705
		21,057,616
Pipelines–3.20%
Antero Midstream Partners
5.38% 9/15/24	245,000	170,202
5.75% 1/15/28	837,000	535,680
Blue Racer Midstream / Blue Racer Finance 6.13% 11/15/22	2,170,000	1,627,500
Buckeye Partners
4.13% 3/1/25	720,000	606,960
4.13% 12/1/27	190,000	155,743
4.50% 3/1/28	720,000	590,400
Cheniere Energy Partners
5.25% 10/1/25	534,000	496,620
5.63% 10/1/26	553,000	514,290
Crestwood Midstream Partners
5.63% 5/1/27	490,000	269,358
5.75% 4/1/25	1,380,000	790,133
6.25% 4/1/23	494,000	276,739
DCP Midstream Operating
3.88% 3/15/23	1,082,000	865,275
4.75% 9/30/21	68,000	59,507
4.95% 4/1/22	270,000	221,400
5.38% 7/15/25	355,000	240,513
6.75% 9/15/37	735,000	396,900
Delek Logistics Partners 6.75% 5/15/25	1,615,000	1,570,604
EnLink Midstream Partners
4.15% 6/1/25	656,000	317,963
4.40% 4/1/24	522,000	263,453
4.85% 7/15/26	312,000	153,410

LVIP JPMorgan High Yield Fund–8

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
EnLink Midstream Partners (continued)
μ6.00% 12/15/22	1,200,000	$ 240,000
Genesis Energy
6.00% 5/15/23	500,000	362,675
6.25% 5/15/26	914,000	653,510
6.50% 10/1/25	80,000	57,824
7.75% 2/1/28	796,000	554,175
Global Partners 7.00% 6/15/23	310,000	254,200
Global Partners / GLP Finance 7.00% 8/1/27	443,000	332,250
Holly Energy Partners / Holly Energy Finance 5.00% 2/1/28	635,000	531,812
Martin Midstream Partners 7.25% 2/15/21	1,566,000	839,924
NuStar Logistics
5.63% 4/28/27	925,000	711,140
6.00% 6/1/26	460,000	340,400
PBF Logistics 6.88% 5/15/23	531,000	327,133
μPlains All American Pipeline 6.13% 11/15/22	390,000	195,000
Summit Midstream Holdings
5.50% 8/15/22	752,000	165,440
5.75% 4/15/25	709,000	77,990
Tallgrass Energy Partners 5.50% 9/15/24	905,000	497,750
Targa Resources Partners
4.25% 11/15/23	2,040,000	1,755,828
5.00% 1/15/28	100,000	80,607
5.13% 2/1/25	1,377,000	1,173,755
5.25% 5/1/23	1,120,000	974,400
5.88% 4/15/26	1,010,000	840,825
6.50% 7/15/27	146,000	124,465
		21,213,753
Real Estate–0.07%
Kennedy-Wilson 5.88% 4/1/24	550,000	492,085
		492,085
Real Estate Investment Trusts–2.32%
Brookfield Property REIT 5.75% 5/15/26	1,716,000	1,392,328
ESH Hospitality
4.63% 10/1/27	1,715,000	1,337,700
5.25% 5/1/25	1,107,000	929,880
HAT Holdings I/ HAT Holdings II 5.25% 7/15/24	457,000	438,720
Iron Mountain
4.88% 9/15/27	1,755,000	1,702,350
5.25% 3/15/28	1,649,000	1,628,882
5.75% 8/15/24	1,716,000	1,707,420
Ladder Capital Finance Holdings 5.25% 3/15/22	485,000	434,075
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Real Estate Investment Trusts (continued)
MGM Growth Properties Operating Partnership/MGP Finance Co-Issuer 5.75% 2/1/27	1,794,000	$ 1,560,780
Ryman Hospitality Properties 4.75% 10/15/27	1,430,000	1,072,500
VICI Properties
3.50% 2/15/25	185,000	170,894
3.75% 2/15/27	470,000	442,975
4.13% 8/15/30	350,000	331,625
4.25% 12/1/26	1,398,000	1,282,665
4.63% 12/1/29	1,061,000	965,510
		15,398,304
Retail–2.60%
1011778 BC ULC / New Red Finance 4.25% 5/15/24	3,069,000	3,061,297
Asbury Automotive Group 4.50% 3/1/28	193,000	164,050
FirstCash 5.38% 6/1/24	537,000	514,178
Group 1 Automotive 5.25% 12/15/23	756,000	775,845
IRB Holding 6.75% 2/15/26	1,751,000	1,379,639
KFC Holding 5.00% 6/1/24	555,000	543,900
L Brands
6.75% 7/1/36	310,000	223,200
6.88% 11/1/35	651,000	481,740
Neiman Marcus Group
8.00% 10/25/24	1,505,000	150,500
@14.00% 4/25/24	2,430,044	729,013
PetSmart
5.88% 6/1/25	1,876,000	1,847,860
7.13% 3/15/23	1,780,000	1,676,760
Rite Aid
6.13% 4/1/23	1,418,000	1,219,480
7.50% 7/1/25	823,000	781,850
Staples
7.50% 4/15/26	845,000	739,380
10.75% 4/15/27	1,893,000	1,452,499
Yum! Brands
4.75% 1/15/30	758,000	706,001
7.75% 4/1/25	760,000	798,000
		17,245,192
Semiconductors–0.66%
NXP 4.63% 6/15/22	1,243,000	1,285,750
Qorvo 5.50% 7/15/26	1,477,000	1,543,834
Sensata Technologies UK Financing 6.25% 2/15/26	1,602,000	1,569,960
		4,399,544
Software–1.37%
CDK Global 5.25% 5/15/29	1,462,000	1,491,240

LVIP JPMorgan High Yield Fund–9

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Software (continued)
Genesys Telecommunications Laboratories 10.00% 11/30/24	1,013,000	$ 1,036,086
Infor US 6.50% 5/15/22	645,000	628,436
MSCI 5.38% 5/15/27	1,098,000	1,114,470
Nuance Communications 5.63% 12/15/26	1,505,000	1,464,636
Solera 10.50% 3/1/24	1,065,000	1,043,700
SS&C Technologies 5.50% 9/30/27	2,235,000	2,304,844
		9,083,412
Telecommunications–11.75%
Altice France
7.38% 5/1/26	3,315,000	3,348,150
8.13% 2/1/27	820,000	854,850
CenturyLink
4.00% 2/15/27	520,000	496,600
5.13% 12/15/26	1,455,000	1,447,725
5.63% 4/1/20	2,590,000	2,590,000
5.80% 3/15/22	1,090,000	1,100,159
6.88% 1/15/28	450,000	459,000
7.50% 4/1/24	667,000	730,365
Cincinnati Bell
7.00% 7/15/24	1,077,000	1,083,731
8.00% 10/15/25	747,000	765,675
CommScope
5.00% 6/15/21	71,000	70,290
5.50% 3/1/24	693,000	701,316
5.50% 6/15/24	1,275,000	1,177,462
6.00% 3/1/26	1,594,000	1,591,609
8.25% 3/1/27	1,824,000	1,758,154
CommScope Technologies
5.00% 3/15/27	485,000	420,738
6.00% 6/15/25	100,000	91,520
Embarq 8.00% 6/1/36	3,775,000	3,737,250
Frontier Communications
6.88% 1/15/25	690,000	172,500
7.13% 1/15/23	295,000	68,588
7.63% 4/15/24	385,000	96,250
8.50% 4/1/26	1,898,000	1,734,582
11.00% 9/15/25	1,150,000	299,000
Hughes Satellite Systems 6.63% 8/1/26	679,000	687,769
Intelsat Jackson Holdings
5.50% 8/1/23	3,134,000	1,927,410
8.00% 2/15/24	2,226,000	2,150,850
8.50% 10/15/24	3,737,000	2,353,189
9.75% 7/15/25	1,050,000	656,250
Level 3 Financing
5.13% 5/1/23	210,000	206,323
5.25% 3/15/26	1,293,000	1,292,192
5.38% 8/15/22	374,000	375,870
5.38% 1/15/24	346,000	346,000
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Telecommunications (continued)
Level 3 Financing (continued)
5.38% 5/1/25	2,627,000	$ 2,613,865
Plantronics 5.50% 5/31/23	1,746,000	1,270,215
Qwest 7.25% 9/15/25	210,000	213,363
Sprint
7.13% 6/15/24	4,648,000	5,106,897
7.63% 2/15/25	1,829,000	2,024,063
7.63% 3/1/26	4,933,000	5,583,169
7.88% 9/15/23	3,985,000	4,392,984
Sprint Capital
6.88% 11/15/28	313,000	357,509
8.75% 3/15/32	7,428,000	9,823,530
Telecom Italia Capital
6.00% 9/30/34	325,000	321,750
6.38% 11/15/33	878,000	891,170
Telecom Italia SpA 5.30% 5/30/24	630,000	633,188
T-Mobile USA
=0.01% 1/15/26	1,014,000	0
4.50% 2/1/26	2,405,000	2,447,087
=4.50% 2/1/26	546,000	0
4.75% 2/1/28	1,671,000	1,725,307
=4.75% 2/1/28	546,000	0
5.13% 4/15/25	380,000	388,539
6.00% 4/15/24	1,065,000	1,080,975
=6.00% 4/15/24	1,365,000	0
6.38% 3/1/25	1,494,000	1,527,615
=6.38% 3/1/25	2,389,000	0
6.50% 1/15/24	129,000	130,935
=6.50% 1/15/24	129,000	0
6.50% 1/15/26	1,704,000	1,789,200
‡Windstream Services
8.63% 10/31/25	1,165,000	699,000
9.00% 6/30/25	1,130,000	45,200
		77,856,928
Toys Games Hobbies–0.74%
Mattel
5.88% 12/15/27	615,000	627,300
6.75% 12/31/25	4,209,000	4,293,180
		4,920,480
Transportation–0.49%
XPO Logistics
6.13% 9/1/23	1,212,000	1,186,245
6.75% 8/15/24	2,092,000	2,045,558
		3,231,803
Trucking & Leasing–0.21%
DAE Funding
4.50% 8/1/22	549,000	509,197

LVIP JPMorgan High Yield Fund–10

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Trucking & Leasing (continued)
DAE Funding (continued)
5.00% 8/1/24	956,000	$ 865,180
		1,374,377
Total Corporate Bonds (Cost $668,445,692)		587,506,244
LOAN AGREEMENTS–5.67%
•Advanz Pharma Tranche B 1st Lien 6.57% (LIBOR06M + 5.50%) 9/6/24	1,203,770	1,026,214
•American Axle and Manufacturing Tranche B 1st Lien 3.20% (LIBOR01M + 2.25%) 4/6/24	236,522	195,604
•Avaya Tranche B 1st Lien 4.95% (LIBOR01M + 4.25%) 12/15/24	681,743	577,777
•Axalta Coating Systems US Holdings Tranche B3 1st Lien 3.20% (LIBOR03M + 1.75%) 6/1/24	692,174	647,182
∞•Banijay Entertainment 0.00% 3/4/25	140,000	123,200
•Bausch Health Companies 3.61% (LIBOR01M + 3.00%) 6/2/25	2,796,754	2,646,428
•Berry Global Tranche Q 1st Lien 2.86% (LIBOR01M + 2.00%) 10/1/22	350,000	333,228
•Buckeye Partners 4.27% (LIBOR01M + 2.75%) 11/1/26	755,000	688,560
•California Resources Corporation 1st Lien 6.36% (LIBOR03M + 4.75%) 12/31/22	4,100,700	902,154
•CCM Merger Tranche B 1st Lien 3.24% (LIBOR01M + 2.25%) 8/8/21	634,688	561,698
•CenturyLink 3.24% (LIBOR01M + 2.25%) 3/15/27	852,301	791,046
•Cincinnati Bell 1st Lien 4.25% (LIBOR01M + 3.25%) 10/2/24	952,676	906,081
•Claire's Stores 8.42% (LIBOR03M + 6.50%) 12/18/26	1,195,015	982,900
•CSC Holdings Tranche B 1st Lien 2.86% (LIBOR01M + 2.25%) 1/15/26	366,300	349,817
•Dole Food Company Tranche B 1st Lien 3.75% (LIBOR01M + 2.75%) 4/6/24	779,085	698,255
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Ensemble RCM 1st Lien 5.51% (LIBOR03M + 3.75%) 8/3/26	141,390	$ 128,311
=•FGI Operating Company 1st Lien 12.00% (LIBOR03M + 10%) 5/16/22	119,117	119,117
•Getty Images Tranche B 1st Lien 5.50% (LIBOR01M + 4.50%) 2/19/26	1,074,615	848,946
•Golden Nugget Tranche B 1st Lien 3.58% (LIBOR03M + 2.50%) 10/4/23	3,082,984	2,389,313
•Greeneden U.S. Holdings II Tranche B 1st Lien 4.24% (LIBOR01M + 3.25%) 12/1/23	343,243	319,216
•Gulf Finance Tranche B 1st Lien 6.79% (LIBOR01M + 5.25%) 8/25/23	838,953	418,637
•iHeartCommunications 3.99% (LIBOR01M + 3.00%) 5/1/26	1,511,213	1,265,640
•II-VI Incorporated 4.49% (LIBOR01M + 3.50%) 9/24/26	458,496	377,494
•Informatica 3.69% 2/25/27	307,000	264,533
•Meredith Corporation 3.49% (LIBOR01M + 2.50%) 1/31/25	657,710	577,963
=•Moran Foods
8.25% (LIBOR03M + 6.75%) 12/5/21	930,000	930,000
9.81% (LIBOR03M + 8.00%) 4/2/20	155,000	155,000
•Moran Foods Tranche B 1st Lien 9.78% (LIBOR03M + 6.00%) 12/5/23	2,966,226	148,311
•MPH Acquisition Holdings Tranche B 1st Lien 4.20% (LIBOR03M + 2.75%) 6/7/23	3,546,420	3,123,793
•Neiman Marcus Group 1st Lien 4.00% (LIBOR01M + 1.00%) 10/25/23	675,932	236,576
•PetSmart 1st Lien 5.00% (LIBOR06M + 4.00%) 3/11/22	2,381,330	2,277,456
•Revlon Consumer Products Corporation Tranche B 1st Lien 5.11% (LIBOR03M + 3.5%) 9/7/23	1,422,425	545,856
•Reynolds Group Holdings 1st Lien 3.74% (LIBOR01M + 2.75%) 2/5/23	767,064	722,958
•Scientific Games International Tranche B5 1st Lien 4.25% (LIBOR01M + 2.75%) 8/14/24	2,017,267	1,620,531

LVIP JPMorgan High Yield Fund–11

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
LOAN AGREEMENTS (continued)
•Securus Technologies Holdings 5.50% (LIBOR06M + 4.50%) 11/1/24	642,210	$ 494,502
•Shutterfly 7.45% (LIBOR03M + 6.00%) 9/25/26	744,677	593,880
•SP PF Buyer 5.49% (LIBOR01M + 4.50%) 12/22/25	164,171	131,473
•Staples 6.52% (LIBOR01M + 5.00%) 4/16/26	2,188,469	1,717,948
•Steinway Musical Instruments 4.45% (LIBOR01M + 3.75%) 2/14/25	514,556	473,392
•Syniverse Holdings 1st Lien 6.87% (LIBOR06M + 5.00%) 3/9/23	1,192,740	763,354
•U.S. Renal Care 6.00% (LIBOR01M + 5.00%) 6/26/26	1,526,165	1,319,049
•UFC Holdings 1st Lien 4.25% (LIBOR01M + 3.25%) 4/29/26	915,773	796,722
•Ultra Resources 1st Lien 2.49% 4/12/24	763,144	359,311
•United Natural Foods Tranche B 1st Lien 5.24% (LIBOR01M + 4.25%) 10/22/25	926,347	787,395
•Vertiv Group Corporation 4.58% (LIBOR01M + 3.00%) 3/2/27	475,000	408,500
•Viskase Companies Tranche B 1st Lien 5.19% (LIBOR03M + 3.25%) 1/30/21	804,399	603,300
•Windstream Services Tranche B6 1st Lien 8.25% (LIBOR03M + 5.00%) 3/29/21	337,925	207,824
•Zayo Group Holdings 3.99% (LIBOR01M + 3.00%) 3/9/27	1,090,000	1,024,600
Total Loan Agreements (Cost $50,073,942)		37,581,045

Number of Shares
COMMON STOCK–0.45%
†Advanz Pharma	79,626	306,560
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
†Avaya Holdings	81,023	$ 655,476
=Claire's Stores	1,493	895,800
†Clear Channel Outdoor Holdings	169,362	108,392
=†Goodman Networks	22,179	0
†iHeartMedia	5,962	43,582
†Penn Virginia	4,465	13,797
Penn Virginia	2,328	7,193
=Remington Outdoor	9,637	6,023
=Telford Offshore	26,723	10,021
†Ultra Petroleum	36,212	2,535
Vistra Energy	60,633	967,703
Total Common Stock (Cost $7,330,107)		3,017,082
PREFERRED STOCKS–0.41%
=Claire's Stores 0.00%	1,010	1,767,500
=Goodman Networks 0.00%	26,388	264
MYT Holding 10.00% 6/7/29	1,259,081	925,425
Total Preferred Stocks (Cost $1,553,155)		2,693,189
RIGHTS–0.03%
=Vistra Energy CVR	188,914	202,138
Total Rights (Cost $0)		202,138
WARRANTS–0.09%
=iHeartMedia exp 5/01/39 $0.00	44,798	627,172
Ultra Resources exp 7/14/25 $0.00	65,520	2,293
Total Warrants (Cost $811,712)		629,465
MONEY MARKET FUND–3.52%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.32%)	23,306,396	23,306,396
Total Money Market Fund (Cost $23,306,396)		23,306,396

TOTAL INVESTMENTS–98.91% (Cost $752,206,996)	655,379,980

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.09%	7,205,608
NET ASSETS APPLICABLE TO 71,591,936 SHARES OUTSTANDING–100.00%	$662,585,588

LVIP JPMorgan High Yield Fund–12

LVIP JPMorgan High Yield Fund
Schedule of Investments (continued)
° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
= The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the disclosure table located in Note 2 in "Notes."
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2020. Rate will reset at a future date.
@ PIK. 100% of the income received was in the form of additional par.
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
‡ Non-income producing security. Security is currently in default. No interest income is being accrued during the bankruptcy proceedings.
∞ Delayed settlement. Interest rate to be determined upon settlement date.
† Non-income producing.

Summary of Abbreviations:
CVR–Contingent Value Rights
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
LIBOR06M–Intercontinental Exchange London Interbank Offered Rate USD 6 Month
PIK–Payment-in-kind
REIT–Real Estate Investment Trust
See accompanying notes.
LVIP JPMorgan High Yield Fund–13

LVIP JPMorgan High Yield Fund
Notes
March 31, 2020 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP JPMorgan High Yield Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
Level 3 investments are valued using significant unobservable inputs, including related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2020:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Convertible Bonds	$—	$444,421	$—	$444,421
Corporate Bonds
Advertising	—	2,025,676	—	2,025,676
Aerospace & Defense	—	7,124,266	—	7,124,266
Airlines	—	663,920	—	663,920
Apparel	—	877,075	—	877,075
LVIP JPMorgan High Yield Fund–14

LVIP JPMorgan High Yield Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Auto Manufacturers	$—	$5,158,042	$—	$5,158,042
Auto Parts & Equipment	—	12,678,243	—	12,678,243
Banks	—	11,619,203	—	11,619,203
Biotechnology	—	759,440	—	759,440
Building Materials	—	8,566,200	—	8,566,200
Chemicals	—	12,000,348	—	12,000,348
Coal	—	469,920	—	469,920
Commercial Services	—	29,126,503	—	29,126,503
Computers	—	9,118,089	—	9,118,089
Cosmetics & Personal Care	—	181,700	—	181,700
Distribution/Wholesale	—	3,586,785	—	3,586,785
Diversified Financial Services	—	21,343,193	—	21,343,193
Electric	—	11,441,417	3,320	11,444,737
Electrical Components & Equipment	—	1,154,310	—	1,154,310
Electronics	—	1,301,448	—	1,301,448
Energy-Alternate Sources	—	1,822,657	—	1,822,657
Engineering & Construction	—	1,435,378	—	1,435,378
Entertainment	—	15,148,555	—	15,148,555
Food	—	24,354,579	—	24,354,579
Food Service	—	1,721,647	—	1,721,647
Forest Products & Paper	—	573,300	—	573,300
Gas	—	1,590,975	—	1,590,975
Health Care Products	—	2,437,483	—	2,437,483
Health Care Services	—	55,558,622	—	55,558,622
Home Furnishings	—	2,815,523	—	2,815,523
Household Products Wares	—	6,269,672	—	6,269,672
Housewares	—	1,169,214	—	1,169,214
Internet	—	6,603,239	—	6,603,239
Investment Company Security	—	3,145,112	—	3,145,112
Iron & Steel	—	1,905,235	—	1,905,235
Leisure Time	—	1,474,600	—	1,474,600
Lodging	—	14,482,804	—	14,482,804
Machinery Construction & Mining	—	2,019,328	—	2,019,328
Media	—	88,440,435	—	88,440,435
Metal Fabricate & Hardware	—	789,831	—	789,831
Mining	—	8,383,045	—	8,383,045
Office Business Equipment	—	1,873,514	—	1,873,514
Oil & Gas	—	14,837,053	—	14,837,053
Oil & Gas Services	—	737,293	—	737,293
Packaging & Containers	—	12,444,558	—	12,444,558
Pharmaceuticals	—	21,057,616	—	21,057,616
Pipelines	—	21,213,753	—	21,213,753
Real Estate	—	492,085	—	492,085
Real Estate Investment Trusts	—	15,398,304	—	15,398,304
Retail	—	17,245,192	—	17,245,192
Semiconductors	—	4,399,544	—	4,399,544
Software	—	9,083,412	—	9,083,412
Telecommunications	—	77,856,928	—	77,856,928
Toys Games Hobbies	—	4,920,480	—	4,920,480
Transportation	—	3,231,803	—	3,231,803
Trucking & Leasing	—	1,374,377	—	1,374,377
Loan Agreements	—	36,376,928	1,204,117	37,581,045
Common Stock	2,098,045	7,193	911,844	3,017,082
Rights	—	—	202,138	202,138
Warrants	2,293	—	627,172	629,465
Preferred Stocks	925,425	—	1,767,764	2,693,189
LVIP JPMorgan High Yield Fund–15

LVIP JPMorgan High Yield Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Money Market Fund	$23,306,396	$—	$—	$23,306,396
Total Investments	$26,332,159	$624,331,466	$4,716,355	$655,379,980
During the period ended March 31, 2020, there were no material transfers to or from Level 3 investments.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. The Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP JPMorgan High Yield Fund–16